Risk/Return Detail Data - FidelityFlex500IndexFund-PRO	Apr. 29, 2025
Risk/Return:
Registrant Name	Fidelity Concord Street Trust
FidelityFlex500IndexFund-PRO | Fidelity Flex 500 Index Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to theFidelity Flex® FundsFidelity Flex® 500 Index FundApril 29, 2025Prospectus
Objective, Primary [Text Block]	Fidelity Flex® 500 Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization U.S. companies.
Strategy Narrative [Text Block]	Prior to July 21, 2025, normally investing at least 80% of assets in common stocks included in the S&P 500® Index, which broadly represents the performance of common stocks publicly traded in the United States.Effective July 21, 2025, normally investing at least 80% of assets in securities included in the Fidelity U.S. Large Cap IndexSM. The Fidelity U.S. Large Cap IndexSM is a float-adjusted market capitalization-weighted index designed to reflect the performance of U.S. large capitalization stocks. It is a subset of the Fidelity U.S. Total Investable Market IndexSM (a float-adjusted market capitalization-weighted index designed to reflect the performance of the U.S. equity market, including large-, mid-, and small-capitalization stocks) representing the largest companies. Large capitalization stocks are considered to be stocks of the largest 500 U.S. companies based on float-adjusted market capitalization. The Fidelity U.S. Large Cap IndexSM was created by Fidelity Product Services LLC (FPS) using a rules-based proprietary index methodology that includes all U.S. stocks meeting certain market capitalization, liquidity and investability requirements. Lending securities to earn income for the fund.